Significant basis of preparation and accounting policies - Basis of presentation (Details)	12 Months Ended
Dec. 31, 2022
Accounting policies [Abstract]
Basis of preparation of financial statements	The Group’s consolidated financial statements are prepared in accordance with Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
Description of nature of financial statements	consolidated financial statements
Date of end of reporting period	Dec. 31, 2022
Period covered by financial statements	For the years ended December 31, 2022
Description of presentation currency	Korean Won
Description of functional currency	Korean Won
Level of rounding used in financial statements	Korean Won in millions
Description of accounting policy for functional currency	The Group operates primarily in Korea and its official accounting records are maintained in Korean Won.
Methods of translation used to determine supplementary information	The United States dollar (“U.S. dollar” or “US$” or “USD”) amounts are provided herein as supplementary information solely for the convenience of readers outside Korea. Korean Won amounts are expressed in U.S. Dollars at the rate of 1,260.2 Korean Won to US$1.00, the noon buying exchange rate in effect on December 31, 2022, as quoted by the Federal Reserve Bank of New York in the United States. Such convenience translation into U.S. Dollars should not be construed as representations that Korean Won amounts have been, could have been, or could in the future be, converted at this or any other rate of exchange.
Explanation of measurement bases used in preparing financial statements	The consolidated financial statements, as described in following paragraphs of accounting policy, are prepared at the end of each reporting period in historical cost basis, except for certain non-current
assets and financial assets that are either revalued or measured in fair value. Historical cost is generally measured at the fair value of consideration given to acquire assets.